General Information - Details of Consolidated Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Region	South Africa
POSCO INTERNATIONAL MALAYSIA SDN BHD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Malaysia
Domestic [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering and construction
Ownership (%)	52.80%	52.80%
Region	Pohang
Domestic [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	52.80%	52.80%
Domestic [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coated steel manufacturing
Ownership (%)	56.87%	56.87%
Region	Pohang
Domestic [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.87%	56.87%
Domestic [member] | POSCO ICT [member]
Disclosure of subsidiaries [line items]
Principal operations	Computer hardware and software distribution
Ownership (%)	65.38%	65.38%
Region	Pohang
Domestic [member] | POSCO ICT [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.38%	65.38%
Domestic [member] | POSCO Research Institute [member]
Disclosure of subsidiaries [line items]
Principal operations	Economic research and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO Research Institute [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO O&M CO., Ltd. (formerly, POSMATE) [member]
Disclosure of subsidiaries [line items]
Principal operations	Business facility maintenance
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO O&M CO., Ltd. (formerly, POSMATE) [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	47.17%	59.80%
Domestic [member] | POSCO O&M CO., Ltd. (formerly, POSMATE) [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	52.83%	40.20%
Domestic [member] | POSCO A&C [member]
Disclosure of subsidiaries [line items]
Principal operations	Architecture and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO A&C [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	45.66%	100.00%
Domestic [member] | POSCO A&C [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	54.34%
Domestic [member] | POSCO Venture Capital Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	95.00%	95.00%
Region	Pohang
Domestic [member] | POSCO Venture Capital Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	95.00%	95.00%
Domestic [member] | eNtoB Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Electronic commerce
Ownership (%)	61.13%	61.13%
Region	Seoul
Domestic [member] | eNtoB Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	7.50%	7.50%
Domestic [member] | eNtoB Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	53.63%	53.63%
Domestic [member] | POSCO CHEMICAL CO., LTD. (formerly, POSCO CHEMTECH) [member]
Disclosure of subsidiaries [line items]
Principal operations	Refractories manufacturing and sales
Ownership (%)	61.26%	60.00%
Region	Pohang
Domestic [member] | POSCO CHEMICAL CO., LTD. (formerly, POSCO CHEMTECH) [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	61.26%	60.00%
Domestic [member] | POSCO-Terminal Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Transporting and warehousing
Ownership (%)	51.00%	51.00%
Region	Gwangyang
Domestic [member] | POSCO-Terminal Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Domestic [member] | POSCO M-TECH [member]
Disclosure of subsidiaries [line items]
Principal operations	Packing materials manufacturing and sales
Ownership (%)	48.85%	48.85%
Region	Pohang
Domestic [member] | POSCO M-TECH [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	48.85%	48.85%
Domestic [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Generation of electricity
Ownership (%)	100.00%	89.02%
Region	Seoul
Domestic [member] | POSCO ENERGY CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	89.02%
Domestic [member] | POSCO NIPPON STEEL RHF JOINT VENTURE.CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel byproduct manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Pohang
Domestic [member] | POSCO NIPPON STEEL RHF JOINT VENTURE.CO., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Domestic [member] | Future Creation Fund Postech Early Stage account [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	40.00%	40.00%
Region	Seoul
Domestic [member] | Future Creation Fund Postech Early Stage account [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	40.00%	40.00%
Domestic [member] | POSCO WOMAN'S FUND [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	40.00%	40.00%
Region	Seoul
Domestic [member] | POSCO WOMAN'S FUND [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	40.00%	40.00%
Domestic [member] | SPH Co, ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	House manufacturing and management
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | SPH Co, ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Posco Group University [member]
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Principal operations	Education service and real estate business
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | Posco Group University [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | 2015 POSCO New technology II Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	25.00%	25.00%
Region	Pohang
Domestic [member] | 2015 POSCO New technology II Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	25.00%	25.00%
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	50.00%	50.00%
Region	Pohang
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Domestic [member] | POSCO Research & Technology [member]
Disclosure of subsidiaries [line items]
Principal operations	Intellectual Property Services and consulting
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | POSCO Research & Technology [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | TANCHEON E&E (formerly, POSCO E&E) [member]
Disclosure of subsidiaries [line items]
Principal operations	Refuse derived fuel and power generation
Ownership (%)	100.00%	100.00%
Region	Seoul
Domestic [member] | TANCHEON E&E (formerly, POSCO E&E) [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | POSCO Humans [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	90.30%
Region	Pohang
Domestic [member] | POSCO Humans [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.49%	90.30%
Domestic [member] | POSCO Humans [member] | Subsidiaries [member]
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Ownership (%)	24.51%
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	71.00%	71.00%
Region	Seoul
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	71.00%	71.00%
Domestic [member] | Busan E&E Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Refuse derived fuel and power generation
Ownership (%)	70.00%	70.00%
Region	Busan
Domestic [member] | Busan E&E Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Domestic [member] | POSCO Family Strategy Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | POSCO Family Strategy Fund [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	69.91%	69.91%
Domestic [member] | POSCO Family Strategy Fund [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.09%	30.09%
Domestic [member] | POSCO INTERNATIONAL Corporation (formerly, POSCO DAEWOO Corporation) [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading, energy & resource development and others
Ownership (%)	62.94%	62.94%
Region	Seoul
Domestic [member] | POSCO INTERNATIONAL Corporation (formerly, POSCO DAEWOO Corporation) [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	62.91%	62.90%
Domestic [member] | POSCO INTERNATIONAL Corporation (formerly, POSCO DAEWOO Corporation) [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.03%	0.04%
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel processing and sales
Ownership (%)	51.00%	51.00%
Region	Pohang
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Domestic [member] | PSC Energy Global Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in energy industry
Ownership (%)	100.00%	100.00%
Region	Pohang
Domestic [member] | PSC Energy Global Co., Ltd. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Train manufacturing and management
Ownership (%)	100.00%	100.00%
Region	Suncheon
Domestic [member] | Suncheon Eco Trans Co., Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member]
Disclosure of subsidiaries [line items]
Principal operations	Housing business agency
Ownership (%)	100.00%	100.00%
Region	Incheon
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Domestic [member] | Korea Fuel Cell [Member]
Disclosure of subsidiaries [line items]
Principal operations	Fuel cell
Ownership (%)	100.00%
Region	Pohang
Domestic [member] | Korea Fuel Cell [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Domestic [member] | POSCO GEM 1th Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in venture companies
Ownership (%)	100.00%
Region	Pohang
Domestic [member] | POSCO GEM 1th Fund [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	98.81%
Domestic [member] | POSCO GEM 1th Fund [member] | Subsidiaries [member]
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Ownership (%)	1.19%
Domestic [member] | POSCO Processing And Service [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel sales and trading
Ownership (%)		94.40%
Region	Seoul
Domestic [member] | POSCO Processing And Service [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		93.95%
Domestic [member] | POSCO Processing And Service [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		0.45%
Domestic [member] | Mega asset Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate rental and sales
Ownership (%)		100.00%
Region	Gyeonggi
Domestic [member] | Mega asset Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | HOTEL LAONZENA [member]
Disclosure of subsidiaries [line items]
Principal operations	Hotel business
Ownership (%)	0.00%	100.00%
Region	Daegu
Domestic [member] | HOTEL LAONZENA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%	100.00%
Domestic [member] | Posco e&c Songdo International Building [member]
Disclosure of subsidiaries [line items]
Principal operations	Non-residental building rental	Non-residental building rental
Ownership (%)	0.00%	100.00%
Region	Seoul
Domestic [member] | Posco e&c Songdo International Building [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%	100.00%
Domestic [member] | POSCO ES MATERIALS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Secondary and storage battery manufacturing
Ownership (%)	0.00%	90.00%
Region	Gumi
Domestic [member] | POSCO ES MATERIALS CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%	90.00%
Domestic [member] | BLUE O&M Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Engineering service
Ownership (%)		100.00%
Region	Pohang
Domestic [member] | BLUE O&M Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO America Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel trading
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POSCO America Corporation [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	99.45%	99.45%
Foreign [member] | POSCO America Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.55%	0.55%
Foreign [member] | POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material sales & mine development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO AUSTRALIA PTY LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Canada Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCO Canada Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | POSCO Canada Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCAN Elkview [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCAN Elkview [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Asia Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel and raw material trading
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO Asia Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-CTPC Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	61.91%
Foreign [member] | POSCO-CTPC Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		38.09%
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel structure manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel manufacturing and sales
Ownership (%)	82.48%	82.48%
Region	China
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	58.60%	58.60%
Foreign [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	23.88%	23.88%
Foreign [member] | POSCO (Thailand) Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO (Thailand) Company Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	88.58%
Foreign [member] | POSCO (Thailand) Company Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%	11.42%
Foreign [member] | Myanmar POSCO Steel Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Myanmar
Foreign [member] | POSCO-MKPC SDN BHD [member]
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Principal operations		Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Malaysia
Foreign [member] | POSCO-MKPC SDN BHD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	44.69%
Foreign [member] | POSCO-MKPC SDN BHD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%	25.31%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.00%	30.00%
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | POSCO-China Qingdao Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	0.00%	100.00%
Foreign [member] | POS-ORE PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Iron ore sales and sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-ORE PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-China Holding Corp. [member]
Disclosure of subsidiaries [line items]
Principal operations		Holding company
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-China Holding Corp. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel trading
Ownership (%)	100.00%	100.00%
Region	Japan
Foreign [member] | POSCO JAPAN Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-CD PTY LTD [member]
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Principal operations		Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-CD PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-GC PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-GC PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO-India Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	65.00%	65.00%
Region	India
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
Foreign [member] | POSCO Japan PC CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	86.12%	86.12%
Region	Japan
Foreign [member] | POSCO Japan PC CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	86.12%	86.12%
Foreign [member] | POSCO-CFPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	39.60%	39.60%
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.40%	60.40%
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MPPC S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	96.31%	96.31%
Region	Mexico
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	21.02%	21.02%
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.29%	75.29%
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Loading and unloading service
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations		Automotive steel sheet manufacturing and sales
Ownership (%)	98.16%	98.16%
Region	Mexico
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.28%	83.28%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	14.88%	14.88%
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	Poland
Foreign [member] | POSCO-Poland Wroclaw Processing Center Sp. z o. o. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Foreign [member] | POS-NP PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-NP PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Intermediary trade & bonded warehouse operation
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO DAEWOO WAIGAIQIAO SHANGHAI CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. Bio Inti Agrindo [member]
Disclosure of subsidiaries [line items]
Principal operations		Forest resources development
Ownership (%)	85.00%	85.00%
Region	Indonesia
Foreign [member] | PT. Bio Inti Agrindo [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	60.00%	60.00%
Region	China
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO Thainox Public Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	STS cold-rolled steel manufacturing and sales
Ownership (%)	84.39%	84.66%
Region	Thailand
Foreign [member] | POSCO Thainox Public Company Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	84.39%	84.66%
Foreign [member] | Hunchun Posco Hyundai Logistics [member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics
Ownership (%)	80.00%	80.00%
Region	China
Foreign [member] | Hunchun Posco Hyundai Logistics [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO INTERNATIONAL VIETNAM COMPANY LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO INTERNATIONAL VIETNAM COMPANY LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Component manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	84.85%
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	15.15%	100.00%
Foreign [member] | PT.Krakatau Posco Chemtech Calcination [member]
Disclosure of subsidiaries [line items]
Principal operations	Quicklime manufacturing and sales
Ownership (%)	80.00%	80.00%
Region	Indonesia
Foreign [member] | PT.Krakatau Posco Chemtech Calcination [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	80.00%	80.00%
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	100.00%	100.00%
Region	South Africa
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO ICT BRASIL [member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and engineering
Ownership (%)	100.00%	100.00%
Region	Brazil
Foreign [member] | POSCO ICT BRASIL [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | LA-SRDC [member]
Disclosure of subsidiaries [line items]
Principal operations	Scrap manufacturing
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | LA-SRDC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Center Beijing [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development, rental and management
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO Center Beijing [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel sales
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	93.64%	93.64%
Region	China
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.64%	83.64%
Foreign [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-Malaysia SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	95.42%	95.42%
Region	Malaysia
Foreign [member] | POSCO-Malaysia SDN. BHD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	81.79%	81.79%
Foreign [member] | POSCO-Malaysia SDN. BHD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	13.63%	13.63%
Foreign [member] | PT KRAKATAU BLUE WATER [member]
Disclosure of subsidiaries [line items]
Principal operations	Wastewater treamtment facilities operation and maintenance
Ownership (%)	67.00%	67.00%
Region	Indonesia
Foreign [member] | PT KRAKATAU BLUE WATER [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	67.00%	67.00%
Foreign [member] | POSCO DAEWOO MYANMAR CORPORATION LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Myanmar
Foreign [member] | POSCO DAEWOO MYANMAR CORPORATION LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-Italy Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel sheetmanufacturing and sales
Ownership (%)	100.00%	90.00%
Region	Italy
Foreign [member] | POSCO-Italy Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	88.89%	80.00%
Foreign [member] | POSCO-Italy Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	11.11%	10.00%
Foreign [member] | Myanmar POSCO C&C Company, Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO ICT VIETNAM [member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and electric control engineering
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO ICT VIETNAM [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Daewoo Global Development. Pte., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	81.51%	81.51%
Region	Myanmar
Foreign [member] | Daewoo Global Development. Pte., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	81.51%	81.51%
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-Minerals Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development management and sales
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POS-Minerals Corporation [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	68.57%	68.57%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	31.43%	31.43%
Foreign [member] | POSCO Engineering and Construction India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO Engineering and Construction India Private Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Automotive steel sheetmanufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Daewoo Amara Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development
Ownership (%)	85.00%	85.00%
Region	Myanmar
Foreign [member] | Daewoo Amara Company Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	85.00%	85.00%
Foreign [member] | POSMATE-CHINA CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Business facility maintenance
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSMATE-CHINA CO., LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	66.75%	66.75%
Region	Mexico
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	56.75%	56.75%
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO ChengDu Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	43.00%	43.00%
Region	China
Foreign [member] | POSCO ChengDu Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	33.00%	33.00%
Foreign [member] | POSCO ChengDu Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO E&C SMART S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations	Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | POSCO E&C SMART S DE RL DE CV [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Philippines
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO E&C HOLDINGS CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Holding company
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO E&C HOLDINGS CO., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Daewoo Power and Infra (PTY) Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Electricity
Ownership (%)		100.00%
Foreign [member] | Daewoo Power and Infra (PTY) Limited [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | Daewoo Precious Resources Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Resources development
Ownership (%)		70.00%
Region	Myanmar
Foreign [member] | Daewoo Precious Resources Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%
Foreign [member] | PT.Krakatau Posco Social Enterprise [member]
Disclosure of subsidiaries [line items]
Principal operations	Social enterprise
Ownership (%)	100.00%	100.00%
Region	Indonesia
Foreign [member] | PT.Krakatau Posco Social Enterprise [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Ventanas Philippines Construction Inc [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Philippines
Foreign [member] | Ventanas Philippines Construction Inc [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO E&C Mongolia [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Mongolia
Foreign [member] | POSCO E&C Mongolia [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | SANPU TRADING Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Raw material trading
Ownership (%)	70.04%	70.04%
Region	China
Foreign [member] | SANPU TRADING Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.04%	70.04%
Foreign [member] | Zhangjiagang BLZ Pohang International Trading [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Intermediate trade
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | Zhangjiagang BLZ Pohang International Trading [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO RU Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Principal operations	Trade and business development
Ownership (%)	100.00%	100.00%
Region	Russia
Foreign [member] | POSCO RU Limited Liability Company [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO ICT-China [member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and DVR business
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO ICT-China [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Europe Steel Distribution Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Logistics & Steel sales
Ownership (%)	70.00%	70.00%
Region	Slovenia
Foreign [member] | POSCO Europe Steel Distribution Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | POSCO Europe Steel Distribution Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	20.00%	20.00%
Foreign [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering service
Ownership (%)	100.00%	100.00%
Region	Thailand
Foreign [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Zhangjiagang Pohang Refactories Co Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Refractory materials sales & furnace maintenance
Ownership (%)	51.00%	51.00%
Region	China
Foreign [member] | Zhangjiagang Pohang Refactories Co Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	51.00%	51.00%
Foreign [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO Maharashtra Steel Private Limited [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Turkey
Foreign [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO Gulf SFC LLC [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		65.72%
Region	United Arab Emirates
Foreign [member] | POSCO Gulf SFC LLC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		65.72%
Foreign [member] | Pos-Sea Pte Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel Intermediate trade
Ownership (%)	100.00%	100.00%
Region	Singapore
Foreign [member] | Pos-Sea Pte Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Liaoning) Automotive [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Liaoning) Automotive [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Liaoning) Automotive [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	85.00%	85.00%
Region	Indonesia
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	20.00%	20.00%
Foreign [member] | PT.MRI [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	65.00%	65.00%
Region	Indonesia
Foreign [member] | PT.MRI [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	65.00%	65.00%
Foreign [member] | POSCO TMC INDIA PRIVATE LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO TMC INDIA PRIVATE LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO-AAPC [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	97.80%	97.80%
Region	USA
Foreign [member] | POSCO-AAPC [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	97.80%	97.80%
Foreign [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | POSCO India Steel Distribution Center Private Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel logistics
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO India Steel Distribution Center Private Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO China Dalian Plate Processing Center Co, Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Plate manufacturing and sales
Ownership (%)	91.22%	91.22%
Region	China
Foreign [member] | POSCO China Dalian Plate Processing Center Co, Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	79.52%	79.52%
Foreign [member] | POSCO China Dalian Plate Processing Center Co, Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	11.70%	11.70%
Foreign [member] | POSCO SS-VINA Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	Vietnam
Foreign [member] | POSCO SS-VINA Co., Ltd [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT.POSCO ICT INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations	IT service and electric control engineering
Ownership (%)	66.99%	66.99%
Region	Indonesia
Foreign [member] | PT.POSCO ICT INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	66.99%	66.99%
Foreign [member] | POSCO NCR Coal Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal sales
Ownership (%)	100.00%	100.00%
Region	Canada
Foreign [member] | POSCO NCR Coal Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO WA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Iron ore sales & mine development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO WA PTY LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Resource development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. Krakatau Posco Energy [member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production construction and operation
Ownership (%)	90.00%	90.00%
Region	Indonesia
Foreign [member] | PT. Krakatau Posco Energy [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	90.00%	90.00%
Foreign [member] | POSCO DAEWOO SINGAPORE PTE LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Singapore
Foreign [member] | POSCO DAEWOO SINGAPORE PTE LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO MAURITIUS LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations	Coal development and sales
Ownership (%)	100.00%	100.00%
Region	Mauritius
Foreign [member] | POSCO MAURITIUS LIMITED [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Indonesia
Foreign [member] | PT. KRAKATAU POSCO [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | PT.POSCO-Indonesia Inti [member]
Disclosure of subsidiaries [line items]
Principal operations	Mine development
Ownership (%)	100.00%	100.00%
Region	Indonesia
Foreign [member] | PT.POSCO-Indonesia Inti [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO DAEWOO SHANGHAI CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO DAEWOO SHANGHAI CO., LTD. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PGSF, L.P. [member]
Disclosure of subsidiaries [line items]
Principal operations	Investment in bio tech Industry
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | PGSF, L.P. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations	Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | PT. POSCO E&C INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)	100.00%	100.00%
Region	Indonesia
Foreign [member] | PT. POSCO E&C INDONESIA [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | HUME COAL PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Raw material manufacturing
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | HUME COAL PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | Brazil Sao Paulo Steel Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	76.00%	76.00%
Region	Brazil
Foreign [member] | Brazil Sao Paulo Steel Processing Center [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	76.00%	76.00%
Foreign [member] | DAESAN (CAMBODIA) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	Cambodia
Foreign [member] | DAESAN (CAMBODIA) Co., Ltd. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member]
Disclosure of subsidiaries [line items]
Principal operations	Construction
Ownership (%)	100.00%	100.00%
Region	Brazil
Foreign [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Turkey
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	10.00%	10.00%
Foreign [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development and investment
Ownership (%)	100.00%	100.00%
Region	Hongkong
Foreign [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POS-LT PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Lithium mining investment
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POS-LT PTY LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO SINGAPORE LNG TRADING PTE. LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		LNG trading
Ownership (%)		100.00%
Region	Singapore
Foreign [member] | POSCO SINGAPORE LNG TRADING PTE. LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%
Foreign [member] | POSCO SINGAPORE LNG TRADING PTE. LTD [member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO.,LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Anode material manufacturing
Ownership (%)	60.00%	100.00%
Region	China
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO.,LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	100.00%
Foreign [member] | POSCO Argentina S.A.U. [member]
Disclosure of subsidiaries [line items]
Principal operations		Mineral exploration/manufacturing/sales
Ownership (%)	100.00%	100.00%
Region	Argentina
Foreign [member] | POSCO Argentina S.A.U. [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO SUZHOU PROCESSING CENTER CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO SUZHOU PROCESSING CENTER CO., LTD. [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	30.00%	30.00%
Foreign [member] | POSCO SUZHOU PROCESSING CENTER CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO INTERNATIONAL POWER (PNGLAE) LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production
Ownership (%)	100.00%	100.00%
Region	Papua New Guinea
Foreign [member] | POSCO INTERNATIONAL POWER (PNGLAE) LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations	Rice processing
Ownership (%)	60.00%	60.00%
Region	Myanmar
Foreign [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	60.00%	60.00%
Foreign [member] | POSCO VST CO LTD [member]
Disclosure of subsidiaries [line items]
Principal operations	Stainless steel sheet manufacturing and sales
Ownership (%)	95.65%	95.65%
Region	Vietnam
Foreign [member] | POSCO VST CO LTD [member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	95.65%	95.65%
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	95.32%	95.32%
Region	India
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	93.34%	93.34%
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	1.98%	1.98%
Foreign [member] | POSCO Vietnam Processing Center Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	88.83%	88.83%
Region	Vietnam
Foreign [member] | POSCO Vietnam Processing Center Co Ltd [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)	83.54%	83.54%
Foreign [member] | POSCO Vietnam Processing Center Co Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	5.29%	5.29%
Foreign [member] | POSCO INTERNATIONAL POWER PNGPOM LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Electricity production
Ownership (%)	100.00%	100.00%
Region	Papua New Guinea
Foreign [member] | POSCO INTERNATIONAL POWER PNGPOM LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	USA
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Germany
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Japan
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL ITALIA SRL [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Italy
Foreign [member] | POSCO INTERNATIONAL ITALIA SRL [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL CHINA CO LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	China
Foreign [member] | POSCO INTERNATIONAL CHINA CO LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL TEXTILE LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Textile manufacturing
Ownership (%)	100.00%	100.00%
Region	Uzbekistan
Foreign [member] | POSCO INTERNATIONAL TEXTILE LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO DAEWOO AUSTRALIA HOLDINGS PTY LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Resource development
Ownership (%)	100.00%	100.00%
Region	Australia
Foreign [member] | POSCO DAEWOO AUSTRALIA HOLDINGS PTY LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL MEXICO SA DE CV [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	Mexico
Foreign [member] | POSCO INTERNATIONAL MEXICO SA DE CV [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL INDIA PVT LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)	100.00%	100.00%
Region	India
Foreign [member] | POSCO INTERNATIONAL INDIA PVT LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%
Foreign [member] | JB CLARK HILLS1 [Member]
Disclosure of subsidiaries [line items]
Principal operations	Apartment construction
Ownership (%)	70.00%	25.00%
Region	Philippines
Foreign [member] | JB CLARK HILLS1 [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	25.00%
Foreign [member] | GRAIN TERMINAL HOLDING PTE LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trade
Ownership (%)	75.00%
Region	Singapore
Foreign [member] | GRAIN TERMINAL HOLDING PTE LTD [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	75.00%
Foreign [member] | Mykolaiv Milling Works PJSC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Grain trading
Ownership (%)	100.00%
Region	Ukraine
Foreign [member] | Mykolaiv Milling Works PJSC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | Yuzhnaya Stevedoring Company Limited LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Cargo handling
Ownership (%)	100.00%
Region	Ukraine
Foreign [member] | Yuzhnaya Stevedoring Company Limited LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%
Foreign [member] | Myanmar POSCO Steel Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)	70.00%	70.00%
Region	Myanmar
Foreign [member] | Myanmar POSCO Steel Co Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	70.00%	70.00%
Foreign [member] | POSCO DAEWOO EP CANADA CORPORATION [Member]
Disclosure of subsidiaries [line items]
Principal operations	Crude oil and natural gas mining
Ownership (%)		100.00%
Region	Canada
Foreign [member] | POSCO DAEWOO EP CANADA CORPORATION [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO EC THAILAND COLtd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Construction and engineering
Ownership (%)		100.00%
Region	Thailand
Foreign [member] | POSCO EC THAILAND COLtd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO South Asia Company Limited [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel sales
Ownership (%)		100.00%
Region	Thailand
Foreign [member] | POSCO South Asia Company Limited [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO Guangdong Coated Steel Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations	Steel manufacturing and sales
Ownership (%)		97.08%
Region	China
Foreign [member] | POSCO Guangdong Coated Steel Co Ltd [Member] | Posco [member]
Disclosure of subsidiaries [line items]
Ownership (%)		87.04%
Foreign [member] | POSCO Guangdong Coated Steel Co Ltd [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.04%
Foreign [member] | DAEWOO INTERNATIONAL GUANGZHOU CORP [Member]
Disclosure of subsidiaries [line items]
Principal operations	Trading business
Ownership (%)		100.00%
Region	China
Foreign [member] | DAEWOO INTERNATIONAL GUANGZHOU CORP [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO INTERNATIONAL UKRAINE LLC [Member]
Disclosure of subsidiaries [line items]
Principal operations	Grain sales
Ownership (%)	100.00%	100.00%
Region	Ukraine
Foreign [member] | POSCO INTERNATIONAL UKRAINE LLC [Member] | Subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	100.00%	100.00%